Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 6. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

During the three months ended March 31, 2018, the Company issued the following shares of common stock:

●	On February 21, 2018, the Company issued 10,083 shares of common stock pursuant to the equity line with Lincoln Park.

In March 2016, the Company entered into a common stock purchase agreement with Lincoln Park. The 2016 Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 10,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $12.0 million over approximately a 36-month period with such amounts increasing as the quoted stock price increases. The Regular Purchase may be increased up to 15,000 shares of common stock if the closing price of the common shares is not below $10.00, up to 20,000 shares of common stock if the closing price of the common shares is not below $15.00 and up to 25,000 shares of common stock if the closing price of the common shares is not below $20.00. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of the common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 50,000 shares will be issued based upon the relative proportion of the aggregate amount of $12.0 million. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $7.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (“Accelerated Purchase Date”) additional shares of Company stock up to the lesser of (i) three times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date at a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date’s volume weighted average price. At March 31, 2018, the Company had $10.2 million available from this equity line which expires in March 2019.

FBR Agreement and Common Stock Offerings

On August 11, 2017, the Company entered into an At Market Issuance Sales Agreement with FBR Capital Markets & Co. (“FBR”) to sell shares of the Company’s common stock, with aggregate gross proceeds of up to $4,800,000, from time to time, through an “at-the-market” equity offering program under which FBR acts as sales agent. Under the Sales Agreement, the Company set the parameters for the sale of shares, including the number of shares to be issued, the time period during which sales were requested to be made, limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. The Sales Agreement provided that FBR was entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the Sales Agreement. The offering costs incurred to register the shares pursuant to the Sales Agreement were $164,825. The Company had no obligation to sell any shares under the Sales Agreement, and could suspend solicitation and offers under the Sales Agreement. The shares were issued pursuant to the Company’s shelf registration statement on Form S-3 and the Prospectus Supplement filed August 11, 2017 with the SEC in connection with the offer and sale of the shares pursuant to the Sales Agreement. The shares were issued pursuant to General Instruction I.B.6 of Form S-3, which permits the Company to sell shelf securities in a public primary offering with a value not exceeding one-third of the average market value of the Company’s voting and non-voting common equity held by non-affiliates in any 12-month period as long as the aggregate market value of the Company’s outstanding voting and non-voting common equity held by non-affiliates is less than $75 million. Currently no more shares may be sold under the Prospectus Supplement filed on August 11, 2017 because the Company has issued the maximum amount of shares permitted to be sold under General Instruction I.B.6 of Form S-3. With the passage of time or the fluctuation of the aggregate market value of the Company’s voting and non-voting common equity held by non-affiliates, the Company anticipates that it will again be permitted to issue shares in reliance on General Instruction I.B.6 of Form S-3.

On November 3, 2017, the Company issued 1,575,500 shares of common stock at a purchase price of $2.00 per share in a registered direct offering and 982,000 shares of common stock at a purchase price of $2.00 per share in a concurrent private placement. In connection with the concurrent registered public offering and the private placement, warrants to purchase 51,151 shares of the Company’s common stock were issued to representatives of the underwriters of the offering. The warrants are exercisable at $2.50 per share of common stock underlying the warrants for a four-year period commencing six months from the effective date of the offering. Gross proceeds to the Company from these offerings were approximately $5,115,000 before deducting placement agent fees and other estimated offering expenses payable by the Company.

Note 8. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, none of which are issued or outstanding.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2017:

●	On January 3, 2017, the Company issued 2,500 shares to a vendor for partial consideration for services performed. The fair value of the fully vested shares was $2.37 per share;

●	On May 4, 2017, warrants to purchase a total of 250,000 shares were exercised on a cashless basis and as a result 200,125 shares of common stock were issued;

●	On May 24, 2017, the Company issued 10,096 shares of common stock pursuant to the equity line with Lincoln Park;

●	In July 2017, the Company issued 40,387 shares of common stock pursuant to the equity line with Lincoln Park;

●	Between August 14 and October 25, 2017, the Company issued FBR 450,000 shares of common stock pursuant to the ATM agreement.

●	On November 3, 2017, the Company issued 1,575,500 shares of common stock at a purchase price of $2.00 per share in a registered direct offering and 982,000 shares of common stock at a purchase price of $2.00 per share in a concurrent private placement.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2016:

●	The Company issued Lincoln Park 277,135 shares of common stock pursuant to the equity line purchase agreement;

●	On May 31, 2016, the Company issued 5,000 shares of common stock to a vendor for partial consideration for services performed.

●	On August 29, 2016, the Company issued 2,500 shares of common stock to a vendor for partial consideration for services performed.

●	On September 9, 2016, the Company entered into a common stock purchase agreement with SciClone pursuant to which the Company sold 352,942 shares of common stock to SciClone for an aggregate price of $3,000,000.

●	In November 2016, warrants to purchase a total of 42,444 shares were exercised on a cashless basis and as a result 33,978 shares of common stock were issued.

●	On December 16, 2016, 1,670,000 shares of the Company’s common stock and warrants to purchase 2,087,500 shares of the Company’s common stock at a combined offering price of $3.16 were issued in a registered public offering. In addition, the underwriters partially exercised the over-allotment to purchase an additional 282,505 warrants. The warrants have a per share exercise price of $3.95 and are exercisable immediately.

Equity Line

In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). The Lincoln Park equity facility allowed the Company to require Lincoln Park to purchase up to $10.6 million of our common stock over a 36-month period depending on certain conditions. During the year ended December 31, 2016, there were no sales of common stock under the Lincoln Park 2013 equity facility. The 2013 Lincoln Park equity facility expired in November 2016 in accordance with the terms of the agreement.

In March 2016, the Company entered into a common stock purchase agreement with Lincoln Park. The 2016 Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 10,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $12.0 million over approximately a 36-month period with such amounts increasing as the quoted stock price increases. The Regular Purchase may be increased up to 15,000 shares of common stock if the closing price of the common shares is not below $10.00, up to 20,000 shares of common stock if the closing price of the common shares is not below $15.00 and up to 25,000 shares of common stock if the closing price of the common shares is not below $20.00. The purchase price for the Regular Purchase shall be equal to the lesser of (i) the lowest sale price of the common shares during the purchase date, or (ii) the average of the three lowest closing sale prices of the common shares during the twelve business days prior to the purchase date. Each Regular Purchase shall not exceed $750,000. Furthermore, for each purchase by Lincoln Park, additional commitment shares in commensurate amounts up to a total of 50,000 shares will be issued based upon the relative proportion of the aggregate amount of $12.0 million. In addition to the Regular Purchase and provided that the closing price of the common shares is not below $7.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (Accelerated Purchase Date”) additional shares of Company stock up to the lesser of (i) three times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date at a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date’s volume weighted average price. As of December 31, 2017, the Company had $10.2 million available under the equity facility.

Upon entering into the agreement, the Company issued 10,000 shares of common stock as consideration for its commitment to purchase shares of the Company’s common stock under the purchase agreement. The value of these shares on the date granted was $81,000, which was accounted for as a stock issuance cost.

During the year ended December 31, 2016, the Company sold 260,000 shares of common stock and issued 7,135 commitment shares and received proceeds of $1,712,320. The value of commitment shares on the date granted was $47,244 which was accounted for as a stock issuance cost.

During the year ended December 31, 2017, the Company sold 50,000 shares of common stock and issued 483 commitment shares and received proceeds of $115,930. The value of commitment shares on the date granted was $1,125, which was accounted for as a stock issuance cost.

FBR Agreement and Common Stock Offerings

On August 11, 2017, the Company entered into an At Market Issuance Sales Agreement with FBR Capital Markets & Co. (“FBR”) to sell shares of the Company’s common stock, with aggregate gross proceeds of up to $4,800,000, from time to time, through an “at-the-market” equity offering program under which FBR acts as sales agent. Under the Sales Agreement, the Company set the parameters for the sale of shares, including the number of shares to be issued, the time period during which sales were requested to be made, limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. The Sales Agreement provided that FBR was entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the Sales Agreement. The offering costs incurred to register the shares pursuant to the Sales Agreement were $164,825. The Company had no obligation to sell any shares under the Sales Agreement, and could suspend solicitation and offers under the Sales Agreement. The shares were issued pursuant to the Company’s shelf registration statement on Form S-3 and the Prospectus Supplement filed August 11, 2017 with the U.S. Securities and Exchange Commission in connection with the offer and sale of the shares pursuant to the Sales Agreement. There are no more shares that can be sold under the Prospectus Supplement filed on August 11, 2017 as a result of the Company’s registered direct offering and private placement on November 3, 2017 (see below).

On November 3, 2017, the Company issued 1,575,500 shares of common stock at a purchase price of $2.00 per share in a registered direct offering and 982,000 shares of common stock at a purchase price of $2.00 per share in a concurrent private placement. In connection with the concurrent registered public offering and the private placement, warrants to purchase 51,151 shares of the Company’s common stock were issued to representatives of the underwriters of the offering. The warrants are exercisable at $2.50 per share of common stock underlying the warrants for a four-year period commencing six months from the effective date of the offering. Gross proceeds to the Company from these offerings were approximately $5,115,000 before deducting placement agent fees and other estimated offering expenses payable by the Company. The shares were issued pursuant to the Company’s registration statements filed with the U.S. Securities and Exchange Commission on a prospectus supplement on October 31, 2017 and Form S-1 on November 20, 2017.